VESSELS, RIGS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET
Movements in the year ended December 31, 2023 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2022	3,345,233	(698,844)	2,646,389
Depreciation	—	(172,753)	(172,753)
Vessel additions	158,405	—	158,405
Capital improvements	117,815	—	117,815
Vessel disposals	(126,546)	38,812	(87,734)
Impairment loss	(40,714)	33,325	(7,389)
Balance as of December 31, 2023	3,454,193	(799,460)	2,654,733

During the year ended December 31, 2023, the Company took delivery of two 7,000 car equivalent unit ("CEU") newbuild car carriers, Emden and Wolfsburg, for a total acquisition price of $158.4 million. Both vessels are contracted on 10-year time charters to Volkswagen Group.

Capital improvements of $117.8 million (December 31, 2022: $1.6 million) relate to Special Periodic Survey ("SPS"), and other capital upgrades performed on the harsh environment semi-submersible drilling rig Hercules during the year ended December 31, 2023. SPS costs of $72.5 million were capitalized as a separate component of the rig and are depreciated until the next SPS, which is in five years. In addition, capital upgrades of $42.2 million were capitalized as a separate component of the rig and are depreciated over a period of 10 years economic useful life. Also, during the year ended December 31, 2023 ballast water treatment system ("BWTS") was installed on Hercules and the cost of $3.1 million was also capitalized.

During the year ended December 31, 2023, the Company sold two Suezmax tankers, Glorycrown and Everbright to an unrelated party and a net gain of $16.4 million was recognized in the Consolidated Statement of Operations in connection to the disposal. (See also Note 9: Gain on Sale of Assets and Termination of Charters).

Also, during the year ended December 31, 2023, the Company sold two chemical tankers, SFL Weser and SFL Elbe, to an unrelated third party. The Company recorded an impairment loss of $7.4 million prior to disposal and a net gain on sale of $30.0 thousand was recognized in the Consolidated Statement of Operations. (See also Note 9: Gain on Sales of Assets and Termination of Charters).

Acquisitions, disposals and impairments in respect of vessels accounted for as sales-type leases, direct financing leases, leaseback assets and vessels under finance leases are discussed in Note 17: Investment in Sales-Type Leases, Direct Financing Leases and Leaseback Assets and Note 15: Vessels under Finance Lease, Net.